Significant Accounting Policies (Schedule of Property and Equipment by Geographic Region) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Geographical Segments [Line Items]
Total property and equipment, net	$ 5,063	$ 3,721	$ 2,868
Americas [Member]
Schedule Of Geographical Segments [Line Items]
Total property and equipment, net		3,616	2,731
Europe [Member]
Schedule Of Geographical Segments [Line Items]
Total property and equipment, net		105	137
Asia Pacific [Member]
Schedule Of Geographical Segments [Line Items]
Total property and equipment, net		$ 0	$ 0